Fair Value - Analysis of Assets and Liabilities Recorded at Fair Value on Recurring Basis by Level of Fair Value Hierarchy (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	€ 63,638	€ 66,959
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	257,645	247,151
Liabilities carried at fair value	67,523	60,806
Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	207,220	192,855
Fair value through other comprehensive income [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	50,364	54,223
Shares [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	291	348
Shares [member] | Fair value through other comprehensive income [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	10	10
Debt securities [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	2,396	2,040
Debt securities [member] | Fair value through other comprehensive income [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	47,191	51,607
Money market and other short-term instruments [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	4,215	3,042
Money market and other short-term instruments [member] | Fair value through other comprehensive income [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	3,135	2,576
Other investments [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	5,011	4,588
Other investments [member] | Fair value through other comprehensive income [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	29	31
Derivatives [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	1,429	2,771
Real estate [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	55	59
Investments in real estate for policyholders [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	433	443
Real estate held for own use [member] | Financial assets revalued amount [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	61	73
Investments where the policyholder bears the risk [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	193,390	179,563
Investment contracts for account of policyholders without DPF [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value		55,631
Derivatives [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	2,479	5,175
Investment contracts without DPF where the policyholder bears the risk [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	65,044
Level I [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	103,248	97,878
Liabilities carried at fair value	39	51
Level I [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	94,570	89,922
Level I [member] | Fair value through other comprehensive income [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	8,678	7,956
Level I [member] | Shares [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	153	160
Level I [member] | Shares [member] | Fair value through other comprehensive income [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	5	5
Level I [member] | Debt securities [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	302	282
Level I [member] | Debt securities [member] | Fair value through other comprehensive income [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	5,644	6,353
Level I [member] | Money market and other short-term instruments [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	4,041	2,084
Level I [member] | Money market and other short-term instruments [member] | Fair value through other comprehensive income [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	3,028	1,597
Level I [member] | Other investments [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	1	1
Level I [member] | Other investments [member] | Fair value through other comprehensive income [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	0	0
Level I [member] | Derivatives [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	47	33
Level I [member] | Real estate [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	0	0
Level I [member] | Investments in real estate for policyholders [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	0	0
Level I [member] | Real estate held for own use [member] | Financial assets revalued amount [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	0	0
Level I [member] | Investments where the policyholder bears the risk [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	90,027	87,362
Level I [member] | Investment contracts for account of policyholders without DPF [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value		0
Level I [member] | Derivatives [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	39	51
Level I [member] | Investment contracts without DPF where the policyholder bears the risk [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	0
Level II [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	148,551	143,881
Liabilities carried at fair value	67,478	60,742
Level II [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	107,395	97,804
Level II [member] | Fair value through other comprehensive income [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	41,157	46,077
Level II [member] | Shares [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	43	61
Level II [member] | Shares [member] | Fair value through other comprehensive income [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	0	0
Level II [member] | Debt securities [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	2,009	1,722
Level II [member] | Debt securities [member] | Fair value through other comprehensive income [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	41,031	45,073
Level II [member] | Money market and other short-term instruments [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	173	957
Level II [member] | Money market and other short-term instruments [member] | Fair value through other comprehensive income [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	97	973
Level II [member] | Other investments [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	773	537
Level II [member] | Other investments [member] | Fair value through other comprehensive income [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	29	31
Level II [member] | Derivatives [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	1,374	2,728
Level II [member] | Real estate [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	0	0
Level II [member] | Investments in real estate for policyholders [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	0	0
Level II [member] | Real estate held for own use [member] | Financial assets revalued amount [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	0	0
Level II [member] | Investments where the policyholder bears the risk [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	103,022	91,799
Level II [member] | Investment contracts for account of policyholders without DPF [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value		55,631
Level II [member] | Derivatives [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	2,434	5,111
Level II [member] | Investment contracts without DPF where the policyholder bears the risk [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	65,044
Level III [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	5,846	5,392
Liabilities carried at fair value	6	12
Level III [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	5,255	5,128
Level III [member] | Fair value through other comprehensive income [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	530	191
Level III [member] | Shares [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	94	127
Level III [member] | Shares [member] | Fair value through other comprehensive income [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	4	4
Level III [member] | Debt securities [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	86	35
Level III [member] | Debt securities [member] | Fair value through other comprehensive income [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	516	181
Level III [member] | Money market and other short-term instruments [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	0	1
Level III [member] | Money market and other short-term instruments [member] | Fair value through other comprehensive income [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	9	5
Level III [member] | Other investments [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	4,947	4,403
Level III [member] | Other investments [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	4,237	4,050
Level III [member] | Other investments [member] | Fair value through other comprehensive income [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	9	5
Level III [member] | Derivatives [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	6	12
Level III [member] | Derivatives [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	8	11
Level III [member] | Real estate [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	55	59
Level III [member] | Investments in real estate for policyholders [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	433	443
Level III [member] | Real estate held for own use [member] | Financial assets revalued amount [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	61	73
Level III [member] | Investments where the policyholder bears the risk [member] | Financial assets at fair value through profit or loss [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets carried at fair value	342	402
Level III [member] | Investment contracts for account of policyholders without DPF [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value		0
Level III [member] | Derivatives [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	6	€ 12
Level III [member] | Investment contracts without DPF where the policyholder bears the risk [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities carried at fair value	€ 0